Trade and other receivables - Allowances for bad and doubtful debts (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Trade and other receivables
Beginning balance	€ 1,418	€ 1,385
Reclassification as held for sale		(66)
Exchange movements	(78)	(94)
Amounts charged to administrative expenses	528	589
Other	(619)	(396)
Ending balance	€ 1,249	€ 1,418